UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                           Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
                               	   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Invicta Capital Management LLC
Address:               60 East 42nd Street, Suite 2005
                       New York, NY  10165

Form 13F File Number:  28-14175

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Gregory Weaver
Title:             President
Phone:             212-585-0100

Signature, Place, and Date of Signing:

/x/     Gregory Weaver     New York, NY                   08/14/12
        [Signature]        [City, State]                  [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[     ] 13 F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           1
Form 13F Information Table Entry Total:      18
Form 13F Information Table Value Total:    $ 254,340
List of Other Included Managers:

Form 13F File Number:  28-14664			Name:  James Alpha Management I, LP



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	FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	PUT/ 	INVSTMT    	OTHER           VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS CUSIP		(x$1000) PRN AMT  	PRN 	CALL 	DSCRETN   	MANAGERS      	SOLE    SHARED    NONE
AMERIGON INCORPORATED		COMM	03070L300	10,341 	900,000 	SH		Sole				900,000
BALLY TECHNOLOGIES INC		COMM	05874B107	16,466 	352,900 	SH		Sole				352,900
CALIX NETWORKS INC		COMM	13100M509	12,859 	1,564,349 	SH		Sole				1,564,349
CERAGON NETWORKS LTD		COMM	M22013102	19,956 	2,328,600 	SH		Sole				2,328,600
ELLIE MAE INC			COMM	28849P100	13,351 	741,700 	SH		Sole				741,700
FSI INTL INC			COMM	302633102	7,001 	1,950,000 	SH		Sole				1,950,000
IMAX CORP			COMM	45245E109	36,764 	1,529,918 	SH		Sole				1,529,918
INPHI CORP			COMM	45772F107	11,594 	1,222,946 	SH		Sole				1,222,946
IPASS INC			COMM	46261V108	12,234 	5,183,728 	SH		Sole				5,183,728
KVH INDUSTRIES INC		COMM	482738101	16,743 	1,339,400 	SH		Sole				1,339,400
NETSCOUT SYSTEMS INC		COMM	64115T104	11,875 	550,000 	SH		Sole				550,000
NOVA MEASURING INSTRUMENTS	COMM	M7516K103	6,682 	766,300 	SH		Sole				766,300
ROGERS CORP			COMM	775133101	21,295 	537,618 	SH		Sole				537,618
RUBICON TECHNOLOGY INC		COMM	78112T107	3,417 	335,000 	SH		Sole				335,000
SHUTTERFLY INC			COMM	82568P304	7,519 	245,000 	SH		Sole				245,000
SILICON MOTION TECHNOL-ADR	ADRS	82706C108	29,897 	2,118,871 	SH		Sole				2,118,871
STEC INC			COMM	784774101	8,463 	1,085,000 	SH		Sole				1,085,000
TOWERSTREAM CORP		COMM	892000100	7,885 	1,900,000 	SH		Sole				1,900,000







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